Derivative Instruments - Fair Value Inputs - Quantitative Information (Details) - Liquefaction Supply Derivatives [Member]	9 Months Ended
Sep. 30, 2017 USD ($)
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net Fair Value Asset	$ 295,000
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net Fair Value Asset	$ 295,000
Valuation Technique	Income Approach
Significant Unobservable Input	Basis Spread
Minimum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Inputs Range	$ (0.095)
Maximum [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Significant Unobservable Inputs Range	$ 0.078